Investments	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Investments
Investments

The details of our investments are set forth below:

	December 31,
Accounting Method	2014	2013
	in millions
Fair value:
Ziggo:
Not subject to re-use rights (34.1 million shares at December 31, 2013)	$—	$1,560.1
Subject to re-use rights (22.9 million shares at December 31, 2013)	—	1,049.4
Total — Ziggo	—	2,609.5
ITV — subject to re-use rights	871.2	—
Sumitomo	473.1	572.9
Other	318.4	299.4
Total — fair value	1,662.7	3,481.8
Equity	145.1	8.9
Cost	0.4	0.5
Total	$1,808.2	$3,491.2

Discontinued operation — Investments held by the Chellomedia Disposal Group	$—	$21.1

Fair Value Investments

Ziggo. Prior to the November 11, 2014 completion of the Ziggo Acquisition, we accounted for our investment in shares of Ziggo as a fair value investment. For additional information regarding the Ziggo Acquisition, see note 4.

At December 31, 2013, we owned 57,000,738 shares of Ziggo, representing 28.5% of the then outstanding shares of Ziggo. In April 2013, LGE HoldCo V BV, our wholly-owned subsidiary, entered into a limited recourse margin loan agreement (the Ziggo Margin Loan) with respect to a portion of our investment in Ziggo and, in July 2013, we entered into a share collar (the Ziggo Collar) and secured borrowing arrangement (the Ziggo Collar Loan) with respect to a portion of our owned Ziggo shares. All but 4,743,738 of the Ziggo shares that we owned at December 31, 2013 were pledged as collateral under one or the other of the Ziggo Collar and Ziggo Collar Loan. During 2013, we received aggregate cash dividends from Ziggo of $78.4 million after taking into account the impact of the Ziggo Collar. In connection with the Ziggo Acquisition, the Ziggo Collar was terminated and the Ziggo Collar Loan was settled. For additional information on the Ziggo Collar and Ziggo Collar Loan, see note 7. As described in note 10, we repaid the Ziggo Margin Loan during the first quarter of 2014.

The summarized financial condition of Ziggo as of December 31, 2013 is set forth below (in millions):

Current assets	$261.9
Long-term assets	6,131.5
Total assets	$6,393.4

Current liabilities	$539.3
Long-term liabilities	4,516.0
Owners’ equity	1,338.1
Total liabilities and owners’ equity	$6,393.4

The summarized results of operations of Ziggo for the periods indicated are set forth below:

	2014 (a)	2013 (b)
	in millions
Revenue	$1,876.9	$1,570.7
Operating income	$336.0	$418.5
Net earnings (loss)	$(230.3)	$199.1

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(a)	Amounts relate to the period from January 1, 2014 through the Ziggo Acquisition Date.

(b)	Amounts relate to the period from March 28, 2013 (the date of our initial investment in Ziggo) through December 31, 2013.

ITV. On July 17, 2014, we acquired an aggregate of 259,820,065 shares of ITV plc (ITV) from British Sky Broadcasting Group plc at a price of £1.85 ($3.14 at the transaction date) per share, for a total investment of £480.7 million ($816.3 million at the transaction date). ITV is a commercial broadcaster in the U.K. Our ITV shares represent 6.4% of the total outstanding shares of ITV as of September 30, 2014, the most current publicly-available information. All of our ITV shares are subject to a share collar (the ITV Collar) and pledged as collateral under a secured borrowing arrangement (the ITV Collar Loan). Under the terms of the ITV Collar, the counterparty has the right to re-use all of the pledged ITV shares. For additional information regarding the ITV Collar Loan and the ITV Collar, including a description of the related re-use rights and the impact of the ITV Collar on the dividends we receive on our ITV shares, see note 7.

Sumitomo. At December 31, 2014 and 2013, we owned 45,652,043 shares of Sumitomo Corporation (Sumitomo) common stock. Our Sumitomo shares represented less than 5% of Sumitomo’s outstanding common stock at December 31, 2014. These shares secure the Sumitomo Collar Loan, as defined and described in note 7.

Other. Includes various fair value investments, the most significant of which is our 17.0% interest in ITI Neovision S.A. (ITI Neovision) (formerly Canal+ Cyfrowy S.A.), a privately-held DTH operator in Poland.

Equity Method Investments

All3Media. As of December 31, 2014, our most significant equity method investment is our investment in All3Media Holdings Limited (All3Media), an independent television, film and digital production and distribution company in the U.K. Our investment in All3Media is held through our 50.0% interest in DLG Acquisition Limited (DLG), a joint venture between one of our subsidiaries and a subsidiary of Discovery Communications, Inc. (Discovery). In September 2014, we and a subsidiary of Discovery each contributed £90.0 million ($147.2 million at the transaction date) to DLG in connection with DLG’s acquisition of 100% of All3Media.

Chellomedia Disposal Group

Substantially all of the investments held by the Chellomedia Disposal Group were measured at fair value. The investments held by the Chellomedia Disposal Group at December 31, 2013 are included in long-term assets of discontinued operations on our consolidated balance sheet. For additional information regarding the Chellomedia Disposal Group, see note 5.